UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	88	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	88

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania		19103-7094
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Please send copies of all communications to:
Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering:	September 17, 2020

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on September 17, 2020 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 88, Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 85, Amendment No. 85 (“PEA 85”) (i) the Prospectus for the Delaware VIP International Series; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of PEA 85.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 9th day of September, 2020.

DELAWARE VIP TRUST

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	September 9, 2020
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	September 9, 2020
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	September 9, 2020
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	September 9, 2020
Ann D. Borowiec

Joseph W. Chow	*	Trustee	September 9, 2020
Joseph W. Chow

John A. Fry	*	Trustee	September 9, 2020
John A. Fry

Lucinda S. Landreth	*	Trustee	September 9, 2020
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	September 9, 2020
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	September 9, 2020
Thomas K. Whitford

Christianna Wood	*	Trustee	September 9, 2020
Christianna Wood

Janet L. Yeomans	*	Trustee	September 9, 2020
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	September 9, 2020
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)